Segment Information - Geographical segment information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Geographical segment information:
Total Net Sales	$ 101,282,333	$ 94,274,235	$ 96,287,363
Assets	297,170,593	297,220,101
Additions to Property, Plant and Equipment	18,708,491	16,759,566	27,941,585
Mexico
Geographical segment information:
Total Net Sales	85,011,567	81,308,749	82,340,312
Additions to Property, Plant and Equipment	18,696,116	16,709,852	27,836,033
Other countries
Geographical segment information:
Total Net Sales	16,270,766	12,965,486	13,947,051
Additions to Property, Plant and Equipment	12,375	49,714	105,552
Operating segment
Geographical segment information:
Total Net Sales	106,094,424	97,618,429	99,347,787
Assets	223,306,809	224,999,871	237,712,519
Operating segment | Mexico
Geographical segment information:
Assets	216,146,757	219,206,662	229,472,576
Operating segment | Other countries
Geographical segment information:
Assets	$ 7,160,052	$ 5,793,209	$ 8,239,943